Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2023 were as follows:

Years Ended December 31,	RMB
2024	4,884,270
2025	4,034,608
2026	—
Total	8,918,878

Rental expenses were RMB30,636,589, RMB14,876,505 and RMB4,754,041 during the years ended December 31, 2021, 2022 and 2023, respectively.

Contingencies

The Company does not have any pending legal or administrative proceedings to which the Company is a party that will have a material effect on its business or financial condition.

Investment commitments

The capital injection the company would be obligated to provide was nil for the year ended December 31,2023.